Schedule of segment financial information (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 17,176,161	$ 15,929,773
Cost of sales	(15,272,537)	(14,275,131)
Gross profit	1,903,624	1,654,642
Net profit	539,214	886,588
Total assets	4,872,878	3,992,091
Total liabilities	1,819,188	1,554,803
Managed services [member]
IfrsStatementLineItems [Line Items]
Revenue	15,801,134	15,929,773
Cost of sales	(15,032,073)	(14,275,131)
Gross profit	769,061	1,654,642
Net profit	217,842	886,588
Total assets	1,968,636	3,992,091
Total liabilities	734,950	1,554,803
Professional services [member]
IfrsStatementLineItems [Line Items]
Revenue	1,375,027
Cost of sales	(240,464)
Gross profit	1,134,563
Net profit	321,372
Total assets	2,904,242
Total liabilities	$ 1,084,238